Income Taxes - Change in Unrecognized Tax Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Beginning balance	$ 1,533,986	$ 1,246,025
Increases/(decreases) for current year tax positions	58,371	287,961
Increases/(decreases) for prior year tax positions	0	0
Decreases as a result of expiration of statute of limitations	0	0
Ending balance	$ 1,592,357	$ 1,533,986